Consolidated Statements of Financial Condition (Parenthetical) (USD $)	Sep. 30, 2013
Class A Common Stock
Common stock, par value per share	$ 0.01
Common stock, shares authorized	500,000,000
Common stock, shares outstanding	14,287,436
Class B Common Stock
Common stock, par value per share	$ 0.01
Common stock, shares authorized	200,000,000
Common stock, shares outstanding	25,629,149
Class C Common Stock
Common stock, par value per share	$ 0.01
Common stock, shares authorized	400,000,000
Common stock, shares outstanding	29,001,959
Convertible preferred stock
Convertible preferred stock, par value per share	$ 0.01
Convertible preferred stock, shares authorized	15,000,000
Convertible preferred stock, shares outstanding	2,565,463